EARNINGS PER SHARE (EPS) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Numerator for EPS:
Net income	$ 62	$ 5,849	$ 1,432
Denominator for EPS:
Weighted average shares outstanding - basic	8,828,444	8,808,344	8,805,495
Dilutive shares	2,320	2,345	21,047
Weighted average shares outstanding - diluted	8,830,764	8,810,689	8,826,542
EPS
Basic and diluted	$ 0.01	$ 0.66	$ 0.16
Anti-dilutive options excluded from calculation of diluted income (loss) per share	220,000	295,000	175,000